RELATED PARTY TRANSACTIONS (Details) - Directors [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Statement [Line Items]
Shares sold to Related Parties	$ 1,000,000,000
Notes payable to related party converted to shares	1,000,000,000
Compensation to officers	3,282,409,000
Related party transactions	$ 5,282,409,000